Retained Earnings and Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2021
Retained Earnings and Accumulated Other Comprehensive Income
Retained Earnings and Accumulated Other Comprehensive Income
18.	Retained Earnings and Accumulated Other Comprehensive Income

(a)   Retained Earnings:

			Unappropriated		Net Income		Retained
	Legal Reserve		Earnings		for the Year		Earnings
Balance at January 1, 2020	Ps.	2,139,007	Ps.	75,887,132	Ps.	4,626,139	Ps.	82,652,278
Appropriation of net income relating to 2019		—		4,626,139		(4,626,139)		—
Recognized share of income of OCEN (see Note 10)		—		147,975		—		147,975
Sale of repurchased shares		—		(997,174)		—		(997,174)
Cancellation of sale of shares		—		2,764,854		—		2,764,854
Share-based compensation		—		962,806		—		962,806
Net loss for the year 2020		—		—		(1,250,342)		(1,250,342)
Balance at December 31, 2020		2,139,007		83,391,732		(1,250,342)		84,280,397
Appropriation of net income relating to 2020		—		(1,250,342)		1,250,342		—
Dividends		—		(1,053,392)		—		(1,053,392)
Shares cancellation		—		(1,510,290)		—		(1,510,290)
Sale of repurchased shares		—		(1,126,573)		—		(1,126,573)
Cancellation of sale of shares		—		505,357		—		505,357
Share-based compensation		—		1,066,863		—		1,066,863
Net income for the year 2021		—		—		6,055,826		6,055,826
Balance at December 31, 2021	Ps.	2,139,007	Ps.	80,023,355	Ps.	6,055,826	Ps.	88,218,188

In accordance with Mexican law, the legal reserve must be increased by 5% of annual net profits until it reaches 20% of the capital stock amount. As of December 31, 2021 and 2020, the Company’s legal reserve amounted to Ps.2,139,007 for both years, respectively and was classified into retained earnings in consolidated equity. As the legal reserve reached 20% of the capital stock amount, no additional increases were required in 2021, 2020 and 2019. This reserve is not available for dividends, but may be used to reduce a deficit or may be transferred to stated capital. Other appropriations of profits require the vote of the Company’s stockholders.

In April 2019, the Company’s stockholders approved for the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D” and “L” Shares, not in the form of a CPO, which was paid in May 2019, in the aggregate amount of Ps.1,066,187 (see Note 17).

In April 2020, to further maximize liquidity and as a precautionary measure, the Company’s Board of Directors did not propose the payment of a 2020 dividend for approval of the Company’s general stockholders’ meeting held on April 28, 2020.

In April 2021, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D” and “L” Shares, not in the form of a CPO, which was paid in cash in May 2021, in the aggregate amount of Ps.1,053,392.

Dividends, either in cash or in other forms, paid by the Mexican companies in the Group will be subject to income tax if the dividends are paid from earnings that have not been subject to Mexican income tax computed on an individual company basis under the provisions of the Mexican Income Tax Law. In this case, dividends will be taxable by multiplying such dividends by a 1.4286 factor and applying to the resulting amount the income tax rate of 30%. This income tax will be paid by the company paying the dividends.

In addition, the entities that distribute dividends to its stockholders who are individuals or foreign residents must withhold 10% thereof for income tax purposes, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the “taxed net earnings account” computed on an individual company basis generated through December 31, 2013.

As of December 31, 2021, cumulative earnings that have been subject to income tax and can be distributed by the Company free of Mexican income tax amounted to Ps.81,346,875.

(b)   Accumulated Other Comprehensive Income:

									Exchange		Remeasurement		Derivative		Share of
							Warrants		Differences on		of Post-		Financial		Income (Loss)
			Other				Exercisable for		Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Other Financial		Common Stock		Foreign		Benefit		Cash Flow		and Joint
Changes	Fund		Instruments		Assets		of UHI		Operations		Obligations		Hedges		Ventures		Income Tax		Total
Accumulated at January 1, 2020	Ps.	2,429,283	Ps.	991,902	Ps.	—	Ps.	(1,703,056)	Ps.	734,676	Ps.	(1,010,132)	Ps.	(545,363)	Ps.	(75,415)	Ps.	498,556	Ps.	1,320,451
Changes in other comprehensive income		(904,423)		(353,496)		—		(21,899,164)		115,565		(340,319)		(1,370,145)		(61,033)		7,935,716		(16,877,299)
Accumulated at December 31, 2020		1,524,860		638,406		—		(23,602,220)		850,241		(1,350,451)		(1,915,508)		(136,448)		8,434,272		(15,556,848)
Changes in other comprehensive income		(19,718)		(123,359)		—		—		84,232		291,697		1,927,601		245,714		(471,311)		1,934,856
Accumulated at December 31, 2021	Ps.	1,505,142	Ps.	515,047	Ps.	—	Ps.	(23,602,220)	Ps.	934,473	Ps.	(1,058,754)	Ps.	12,093	Ps.	109,266	Ps.	7,962,961	Ps.	(13,621,992)